VANECK GREEN BOND ETF
SCHEDULE OF INVESTMENTS
January 31, 2024 (unaudited)

Par
(000's) Value
CORPORATE BONDS : 87.8%
Argentina : 0.1%
Genneia SA 144A
8.75%, 09/02/27 $ 80 $ 79,039
Underline
Australia : 1.3%
Bank of China Ltd. Reg S
0.75%, 09/29/24 200 194,153
China Construction Bank
Corp. Reg S
4.50%, 05/31/26 200 198,616
FMG Resources August 2006
Pty Ltd. 144A
6.12%, 04/15/32 300 297,146
Muenchener
Rueckversicherungs-
Gesellschaft AG in
Muenchen 144A
5.88% (US Treasury
Yield Curve Rate T 5
Year+3.98%), 05/23/42 450 457,200
1,147,115
Bermuda : 0.4%
Bacardi Ltd. / Bacardi-
Martini BV 144A
5.25%, 01/15/29 200 200,934
Investment Energy
Resources Ltd. 144A
6.25%, 04/26/29 200 190,370
391,304
Brazil : 1.6%
Banco BTG Pactual SA 144A
2.75%, 01/11/26 150 141,970
Banco Nacional de
Desenvolvimento
Economico e Social Reg S
4.75%, 05/09/24 200 199,067
FS Luxembourg Sarl 144A
10.00%, 12/15/25 200 209,560
Klabin Austria GmbH 144A
7.00%, 04/03/49 150 151,622
Klabin Finance SA 144A
4.88%, 09/19/27 140 134,436
Rumo Luxembourg Sarl
144A
5.25%, 01/10/28 200 192,531
Suzano Austria GmbH 144A
5.75%, 07/14/26 50 50,314
Suzano International
Finance BV
5.50%, 01/17/27 † 375 374,992
1,454,492
British Virgin Islands : 0.3%
Amipeace Ltd. Reg S
1.75%, 11/09/26 300 276,796
Underline
Canada : 1.5%
Azure Power Solar Energy
Private Ltd. 144A
5.65%, 12/24/24 100 97,935
Par
(000’s) Value
Canada (continued)
Brookfield Finance, Inc.
2.72%, 04/15/31 † $ 250 $ 214,032
Canadian Imperial Bank of
Commerce
0.95%, 10/23/25 250 234,503
CDP Financial, Inc. Reg S
1.00%, 05/26/26 350 324,070
Liberty Utilities Finance GP
1 144A
2.05%, 09/15/30 200 161,938
TransAlta Corp.
7.75%, 11/15/29 200 210,434
Tucson Electric Power Co.
1.50%, 08/01/30 150 122,405
1,365,317
Cayman Islands : 1.0%
Aldar Investment Properties
Sukuk Ltd. Reg S
4.88%, 05/24/33 200 195,576
DP World Crescent Ltd. Reg
S
5.50%, 09/13/33 350 352,221
Hongkong Land Finance
Cayman Islands Co. Ltd.
Reg S
2.25%, 07/15/31 200 161,609
Saudi Electricity Global
Sukuk Co. 5 Reg S
1.74%, 09/17/25 200 189,249
898,655
Chile : 1.0%
Colbun SA 144A
3.15%, 01/19/32 150 128,262
Interchile SA 144A
4.50%, 06/30/56 350 280,837
Inversiones CMPC SA 144A
4.38%, 04/04/27 100 96,880
Sociedad Quimica y Minera
de Chile SA 144A
3.50%, 09/10/51 300 197,790
6.50%, 11/07/33 † 200 207,580
911,349
China : 3.2%
China Construction Bank
Corp. Reg S
1.25%, 08/04/25 400 378,328
China Merchants Bank Co.
Ltd. Reg S
1.20%, 09/10/25 400 376,623
ICBCIL Finance Co. Ltd. Reg S
6.68% (Term SOFR USD 3
Month+1.05%), 11/20/24 200 200,613
Industrial & Commercial
Bank of China Ltd. Reg S
6.42% (ICE LIBOR USD 3
Month+0.83%), 04/25/24 600 600,381
6.46% (SOFR Compound
Index+1.04%), 09/16/24 500 500,800

VANECK GREEN BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
China (continued)
Lenovo Group Ltd. 144A
6.54%, 07/27/32 † $ 200 $ 213,626
Midea Investment
Development Co. Ltd.
Reg S
2.88%, 02/24/27 200 188,068
Rongshi International
Finance Ltd. Reg S
3.25%, 05/21/24 200 198,690
Wuhan Metro Group Co. Ltd.
Reg S
2.96%, 09/24/24 200 196,495
2,853,624
Colombia : 0.2%
Consorcio Transmantaro SA
144A
4.70%, 04/16/34 150 141,448
Underline
Dominican Republic : 0.1%
UEP Penonome II SA 144A
6.50%, 10/01/38 88 67,573
Underline
France : 0.8%
BNP Paribas SA 144A
1.68% (SOFR+0.91%),
06/30/27 300 275,705
Electricite de France SA 144A
3.62%, 10/13/25 450 441,357
717,062
Georgia : 0.1%
Georgian Railway JSC 144A
4.00%, 06/17/28 100 91,725
Underline
Germany : 2.4%
Bank of China Ltd. Reg S
3.12%, 06/16/25 200 195,048
Kreditanstalt fuer
Wiederaufbau
0.75%, 09/30/30 550 447,053
1.00%, 10/01/26 950 876,321
1.75%, 09/14/29 † 500 444,735
Landesbank Baden-
Wuerttemberg Reg S
2.00%, 02/24/25 188 182,308
2,145,465
Hong Kong : 2.9%
Agricultural Bank of China
Ltd. Reg S
2.00%, 03/01/25 300 290,748
Airport Authority Reg S
1.75%, 01/12/27 300 278,202
China Development Bank
Reg S
0.62%, 09/09/24 200 194,523
China Water Affairs Group
Ltd. Reg S
4.85%, 05/18/26 200 172,495
ICBCIL Finance Co. Ltd. Reg S
2.25%, 11/02/26 200 185,951
Par
(000’s) Value
Hong Kong (continued)
Industrial & Commercial
Bank of China Ltd. Reg S
2.95%, 06/01/25 $ 200 $ 194,868
Industrial Bank Co. Ltd.
Reg S
0.88%, 06/10/24 200 196,897
3.25%, 05/18/25 200 196,047
Link Finance Cayman 2009
Ltd. Reg S
2.88%, 07/21/26 200 190,183
MTR Corp. CI Ltd. Reg S
2.50%, 11/02/26 200 188,794
MTR Corp. Ltd. Reg S
1.62%, 08/19/30 400 335,143
Yanlord Land HK Co. Ltd.
Reg S
5.12%, 05/20/26 200 141,131
2,564,982
Hungary : 0.2%
MVM Energetika Zrt Reg S
7.50%, 06/09/28 200 208,145
Underline
India : 2.0%
Adani Green Energy Ltd.
144A
4.38%, 09/08/24 250 244,540
Adani Green Energy UP Ltd.
/ Prayatna Developers Pvt
Ltd. / Parampujya Solar
Energy Reg S
6.25%, 12/10/24 200 198,335
Adani Renewable Energy RJ
Ltd./ Kodangal Solar Parks
Pvt Ltd. / Wardha Solar
Maharashtra 144A
4.62%, 10/15/39 175 142,819
Indian Railway Finance Corp.
Ltd. 144A
3.57%, 01/21/32 100 88,857
Indian Railway Finance Corp.
Ltd. Reg S
3.83%, 12/13/27 200 190,633
JSW Hydro Energy Ltd. 144A
4.12%, 05/18/31 161 140,993
Power Finance Corp. Ltd.
Reg S
3.75%, 12/06/27 200 189,435
REC Ltd. 144A
5.62%, 04/11/28 200 202,170
REC Ltd. Reg S
3.88%, 07/07/27 200 190,963
ReNew Wind Energy AP2
/ ReNew Power Pvt Ltd.
other 9 Subsidiaries 144A
4.50%, 07/14/28 200 182,773
1,771,518
Indonesia : 2.1%
Pertamina Geothermal
Energy PT 144A

Par
(000’s) Value
Indonesia (continued)
5.15%, 04/27/28 $ 200 $ 200,047
Perusahaan Penerbit SBSN
Indonesia III 144A
2.30%, 06/23/25 350 337,332
3.55%, 06/09/51 275 207,535
3.90%, 08/20/24 250 249,031
4.70%, 06/06/32 500 493,313
Star Energy Geothermal
Darajat II / Star Energy
Geothermal Salak 144A
4.85%, 10/14/38 400 367,642
1,854,900
Ireland : 0.6%
Ardagh Metal Packaging
Finance USA LLC / Ardagh
Metal Packaging Finance
Plc 144A
6.00%, 06/15/27 200 197,947
Bank of Ireland Group Plc
144A
6.25% (US Treasury
Yield Curve Rate T 1
Year+2.65%), 09/16/26 350 353,868
551,815
Japan : 3.9%
Central Nippon Expressway
Co. Ltd. Reg S
0.89%, 12/10/25 200 185,237
Honda Motor Co. Ltd.
2.27%, 03/10/25 200 194,435
2.97%, 03/10/32 † 600 540,144
Japan Bank for International
Cooperation
1.62%, 01/20/27 200 184,981
4.38%, 10/05/27 200 200,562
Japan Finance Organization
for Municipalities 144A
1.50%, 01/27/25 200 193,049
Marubeni Corp. Reg S
1.58%, 09/17/26 200 182,963
Norinchukin Bank 144A
1.28%, 09/22/26 400 363,956
2.08%, 09/22/31 200 164,070
NTT Finance Corp. 144A
4.24%, 07/25/25 † 200 198,152
4.37%, 07/27/27 250 248,062
Renesas Electronics Corp.
144A
1.54%, 11/26/24 150 144,906
Sumitomo Mitsui Financial
Group, Inc.
2.47%, 01/14/29 200 179,266
Sumitomo Mitsui Trust Bank
Ltd. 144A
1.55%, 03/25/26 375 349,113
Toyota Motor Credit Corp.
2.15%, 02/13/30 200 175,645
3,504,541
Par
(000’s) Value
Luxembourg : 2.1%
European Investment Bank
1.62%, 05/13/31 $ 500 $ 426,832
3.75%, 02/14/33 1,300 1,269,681
FS Luxembourg Sarl 144A
8.88%, 02/12/31 200 197,530
1,894,043
Macao : 0.8%
Bank of China Ltd. Reg S
6.16% (SOFR Compound
Index+0.78%), 04/28/25 500 500,651
China Construction Bank
Corp. Reg S
5.85% (SOFR Compound
Index+0.50%), 12/21/24 200 199,976
700,627
Mauritius : 0.8%
Diamond II Ltd. 144A
7.95%, 07/28/26 100 101,401
Greenko Power II Ltd. 144A
4.30%, 12/13/28 90 81,911
Greenko Wind Projects
Mauritius Ltd. 144A
5.50%, 04/06/25 200 198,020
India Cleantech Energy 144A
4.70%, 08/10/26 133 124,074
India Green Power Holdings
144A
4.00%, 02/22/27 200 185,504
690,910
Mexico : 0.2%
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32 250 200,296
Underline
Netherlands : 3.7%
ABN AMRO Bank NV 144A
2.47% (US Treasury
Yield Curve Rate T 1
Year+1.10%), 12/13/29 350 308,289
Cooperatieve Rabobank UA
144A
1.00% (US Treasury
Yield Curve Rate T 1
Year+0.73%), 09/24/26 350 326,331
1.11% (US Treasury
Yield Curve Rate T 1
Year+0.55%), 02/24/27 250 230,010
Greenko Dutch BV 144A
3.85%, 03/29/26 463 436,484
ING Groep NV 144A
1.40% (US Treasury
Yield Curve Rate T 1
Year+1.10%), 07/01/26 450 426,259
4.62%, 01/06/26 300 298,536
Nederlandse
Waterschapsbank NV 144A
1.00%, 05/28/30 100 82,590
2.38%, 03/24/26 350 336,223
NXP BV / NXP Funding LLC /
NXP USA, Inc.

VANECK GREEN BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Netherlands (continued)
2.50%, 05/11/31 † $ 550 $ 462,837
3.40%, 05/01/30 200 182,876
5.00%, 01/15/33 200 197,274
3,287,709
Norway : 0.6%
Kommunalbanken AS 144A
0.50%, 10/21/24 200 193,693
2.12%, 02/11/25 325 316,301
509,994
Pakistan : 0.1%
Pakistan Water & Power
Development Authority
Reg S
7.50%, 06/04/31 200 115,914
Underline
Portugal : 0.4%
EDP Finance BV 144A
1.71%, 01/24/28 400 356,212
Underline
Qatar : 0.2%
QNB Finance Ltd. Reg S
1.62%, 09/22/25 200 187,879
Underline
Saudi Arabia : 0.5%
Saudi Electricity Global
Sukuk Co. 5 Reg S
2.41%, 09/17/30 500 430,500
Underline
Singapore : 1.6%
Bank of China Ltd. Reg S
0.80%, 04/28/24 200 197,917
Continuum Energy Levanter
Pte Ltd. 144A
4.50%, 02/09/27 178 169,997
Greenko Solar Mauritius Ltd.
144A
5.95%, 07/29/26 300 293,963
Industrial & Commercial
Bank of China Ltd. Reg S
1.00%, 10/28/24 450 435,803
5.95% (SOFR Compound
Index+0.60%), 10/25/26 200 200,027
Star Energy Geothermal
Wayang Windu Ltd. 144A
6.75%, 04/24/33 81 81,152
1,378,859
South Africa : 0.2%
Bank of China Ltd. Reg S
1.88%, 02/16/25 200 194,012
Underline
South Korea : 5.5%
Export-Import Bank of Korea
2.12%, 01/18/32 550 457,031
Export-Import Bank of Korea
144A
1.75%, 10/19/28 250 220,931
Hyundai Capital Services,
Inc. 144A
1.25%, 02/08/26 300 276,750
Kia Corp. 144A
1.75%, 10/16/26 200 183,408
Par
(000’s) Value
South Korea (continued)
2.38%, 02/14/25 $ 200 $ 194,233
Korea Development Bank
0.40%, 06/19/24 350 343,637
0.75%, 01/25/25 200 192,092
Korea East-West Power Co.
Ltd. 144A
3.60%, 05/06/25 † 200 196,410
Korea Electric Power Corp.
144A
2.50%, 06/24/24 250 247,010
3.62%, 06/14/25 200 196,400
5.38%, 04/06/26 200 202,250
Korea Hydro & Nuclear
Power Co. Ltd. 144A
5.00%, 07/18/28 200 202,222
Korea South-East Power Co.
Ltd. Reg S
2.12%, 02/03/25 200 194,089
Korea Water Resources
Corp. Reg S
3.50%, 04/27/25 200 196,260
LG Chem Ltd. 144A
1.38%, 07/07/26 200 182,985
2.38%, 07/07/31 225 185,705
3.25%, 10/15/24 250 246,223
3.62%, 04/15/29 50 46,816
LG Energy Solution Ltd. 144A
5.62%, 09/25/26 200 201,498
5.75%, 09/25/28 100 102,217
SK Hynix, Inc. 144A
2.38%, 01/19/31 250 206,956
6.50%, 01/17/33 200 213,914
SK On Co. Ltd. Reg S
5.38%, 05/11/26 200 200,874
4,889,911
Spain : 0.6%
Avangrid , Inc.
3.20%, 04/15/25 331 322,407
3.80%, 06/01/29 250 235,390
557,797
Supranational : 4.2%
European Bank for
Reconstruction &
Development
1.50%, 02/13/25 100 96,686
1.62%, 09/27/24 500 488,839
European Investment Bank
0.75%, 09/23/30 600 488,504
1.62%, 10/09/29 † 380 335,063
2.12%, 04/13/26 † 300 287,039
2.38%, 05/24/27 650 617,177
European Investment Bank
144A
2.88%, 06/13/25 750 733,861
International Bank for
Reconstruction &
Development
2.12%, 03/03/25 280 272,564

Par
(000’s) Value
Supranational (continued)
3.12%, 11/20/25 $ 75 $ 73,368
International Finance Corp.
2.12%, 04/07/26 344 329,118
3,722,219
Sweden : 0.8%
Kommuninvest I Sverige AB
144A
0.38%, 06/19/24 350 343,367
Swedbank AB 144A
1.54%, 11/16/26 350 320,672
664,039
Turkey : 0.2%
Aydem Yenilenebilir Enerji
AS 144A
7.75%, 02/02/27 200 188,679
Underline
United Arab Emirates : 1.7%
Emirates NBD Bank PJSC
Reg S
5.88%, 10/11/28 200 207,215
Industrial & Commercial
Bank of China Ltd. Reg S
6.28% (SOFR Compound
Index+0.93%), 01/19/26 400 402,256
MAF Sukuk Ltd. Reg S
3.93%, 02/28/30 200 187,131
4.64%, 05/14/29 200 195,190
Masdar Abu Dhabi Future
Energy Co. Reg S
4.88%, 07/25/33 200 196,284
MDGH GMTN RSC Ltd. 144A
5.88%, 05/01/34 200 214,242
Sweihan PV Power Co. PJSC
144A
3.62%, 01/31/49 190 150,505
1,552,823
United Kingdom : 2.1%
Atlantica Sustainable
Infrastructure Plc 144A
4.12%, 06/15/28 † 200 185,355
Brookfield Finance I UK Plc /
Brookfield Finance, Inc.
2.34%, 01/30/32 150 121,423
China Construction Bank
Corp. Reg S
3.12%, 05/17/25 350 342,035
China Merchants Bank Co.
Ltd. Reg S
6.00% (SOFR Compound
Index+0.65%), 06/13/26 200 200,005
Niagara Mohawk Power
Corp. 144A
1.96%, 06/27/30 300 249,977
Shanghai Pudong
Development Bank Co.
Ltd./London Reg S
3.25%, 07/14/25 200 195,197
Swire Properties MTN
Financing Ltd. Reg S
Par
(000’s) Value
United Kingdom (continued)
3.50%, 01/10/28 $ 200 $ 189,730
Vmed O2 UK Financing I Plc
144A
4.75%, 07/15/31 450 403,589
1,887,311
United States : 35.8%
AES Andes SA 144A
6.35% (US Treasury
Yield Curve Rate T 5
Year+4.92%), 10/07/79 200 189,907
AES Corp.
1.38%, 01/15/26 350 324,831
2.45%, 01/15/31 355 296,460
Alexandria Real Estate
Equities, Inc.
2.00%, 05/18/32 350 277,334
2.95%, 03/15/34 311 258,073
3.80%, 04/15/26 100 97,737
Amgen, Inc.
3.00%, 02/22/29 250 233,242
Apple, Inc.
3.00%, 06/20/27 300 288,356
Ardagh Metal Packaging
Finance USA LLC / Ardagh
Metal Packaging Finance
Plc 144A
3.25%, 09/01/28 200 175,009
4.00%, 09/01/29 † 305 247,557
Arizona Public Service Co.
2.65%, 09/15/50 200 123,178
AvalonBay Communities, Inc.
1.90%, 12/01/28 100 88,311
2.05%, 01/15/32 250 208,594
Bank of America Corp.
2.46% (Term SOFR USD 3
Month+1.13%), 10/22/25 650 634,936
Bank of China Ltd. Reg S
4.62%, 06/26/26 300 299,220
Boston Properties LP
2.45%, 10/01/33 400 304,587
3.40%, 06/21/29 † 225 202,227
4.50%, 12/01/28 575 549,642
6.50%, 01/15/34 300 314,518
Clearway Energy Operating
LLC 144A
3.75%, 02/15/31 350 303,699
4.75%, 03/15/28 275 262,066
Comcast Corp.
4.65%, 02/15/33 300 299,574
Dana, Inc.
4.25%, 09/01/30 125 109,408
Deutsche Bank AG
1.69%, 03/19/26 300 280,948
Dominion Energy, Inc.
2.25%, 08/15/31 250 206,293
DTE Electric Co.
1.90%, 04/01/28 150 136,101
3.25%, 04/01/51 200 144,275

VANECK GREEN BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
United States (continued)
3.95%, 03/01/49 $ 290 $ 239,801
Duke Energy Carolinas LLC
3.95%, 11/15/28 350 343,526
Duke Energy Progress LLC
3.45%, 03/15/29 300 285,614
Equinix , Inc.
1.00%, 09/15/25 300 281,232
2.50%, 05/15/31 400 339,900
3.90%, 04/15/32 350 324,138
ERP Operating LP
4.15%, 12/01/28 200 196,158
Evergy Kansas Central, Inc.
2.55%, 07/01/26 100 95,147
Fannie Mae-Aces
1.44%, 10/25/29 300 254,768
2.44%, 10/25/29 37 33,600
2.52%, 08/25/29 235 214,373
2.58%, 07/25/24 102 100,953
2.91%, 01/25/28 372 353,737
2.92%, 02/25/27 204 195,377
2.94%, 06/25/29 8 7,906
2.96%, 09/25/27 247 235,945
3.03%, 03/25/28 204 194,600
3.06%, 03/25/28 379 361,250
3.07%, 02/25/30 320 300,045
3.15%, 11/25/27 13 12,241
3.30%, 06/25/28 317 304,683
Federal Realty OP LP
1.25%, 02/15/26 100 92,651
Fifth Third Bancorp
1.71% (SOFR+0.69%),
11/01/27 200 181,261
Ford Motor Co.
3.25%, 02/12/32 1,150 952,587
6.10%, 08/19/32 250 250,631
Freddie Mac Multifamily
Structured Pass Through
Certificates
1.30%, 06/25/30 30 24,972
1.49%, 11/25/30 400 333,018
2.88%, 04/25/26 285 275,186
General Motors Co.
5.40%, 10/15/29 † 150 152,418
5.60%, 10/15/32 550 558,047
Hanwha Q Cells Americas
Holdings Corp. 144A
5.00%, 07/27/28 200 201,711
HAT Holdings I LLC / HAT
Holdings II LLC 144A
6.00%, 04/15/25 † 150 148,852
Healthpeak OP LLC
1.35%, 02/01/27 200 180,779
2.12%, 12/01/28 100 88,230
Host Hotels & Resorts LP
2.90%, 12/15/31 250 211,465
3.38%, 12/15/29 100 89,906
Hyundai Capital America
144A
Par
(000’s) Value
United States (continued)
5.80%, 06/26/25 $ 200 $ 201,476
Interstate Power & Light Co.
3.50%, 09/30/49 150 109,186
4.10%, 09/26/28 350 340,848
Jabil, Inc.
4.25%, 05/15/27 200 195,856
Johnson Controls
International plc / Tyco
Fire & Security Finance SCA
1.75%, 09/15/30 200 166,427
JPMorgan Chase & Co.
0.77% (SOFR+0.49%),
08/09/25 450 438,490
6.07% (SOFR+1.33%),
10/22/27 500 515,167
Kaiser Foundation Hospitals
2.81%, 06/01/41 500 375,863
3.15%, 05/01/27 80 76,716
Kilroy Realty LP
2.50%, 11/15/32 50 38,327
2.65%, 11/15/33 150 113,568
4.75%, 12/15/28 100 96,340
Leeward Renewable Energy
Operations LLC 144A
4.25%, 07/01/29 100 90,421
LYB International Finance
III LLC
5.62%, 05/15/33 150 155,803
Massachusetts Institute of
Technology
3.96%, 07/01/38 200 186,018
Metropolitan Life Global
Funding I 144A
0.95%, 07/02/25 300 284,306
MidAmerican Energy Co.
2.70%, 08/01/52 200 127,852
3.10%, 05/01/27 425 406,779
3.15%, 04/15/50 200 142,284
3.65%, 04/15/29 150 143,760
3.65%, 08/01/48 400 315,127
3.95%, 08/01/47 125 103,186
4.25%, 07/15/49 275 238,602
5.35%, 01/15/34 † 200 209,442
New York State Electric &
Gas Corp. 144A
2.15%, 10/01/31 200 160,842
5.85%, 08/15/33 200 209,335
NextEra Energy Capital
Holdings, Inc.
1.90%, 06/15/28 425 376,878
Northern States Power Co.
2.25%, 04/01/31 150 128,429
2.60%, 06/01/51 250 160,426
2.90%, 03/01/50 250 171,767
3.20%, 04/01/52 200 144,288
NSTAR Electric Co.
3.25%, 05/15/29 225 212,973

Par
(000’s) Value
United States (continued)
Oncor Electric Delivery Co.
LLC
4.15%, 06/01/32 $ 100 $ 95,888
Owens Corning
3.95%, 08/15/29 125 119,425
PacifiCorp
2.90%, 06/15/52 200 127,418
5.35%, 12/01/53 200 189,491
5.50%, 05/15/54 450 435,403
Pattern Energy Operations
LP / Pattern Energy
Operations, Inc. 144A
4.50%, 08/15/28 250 233,222
PepsiCo, Inc.
2.88%, 10/15/49 250 178,545
3.90%, 07/18/32 500 480,899
PG&E Recovery Funding LLC
5.54%, 07/15/47 350 364,415
Piedmont Operating
Partnership LP
3.15%, 08/15/30 150 115,816
PNC Financial Services
Group, Inc.
2.20%, 11/01/24 160 156,490
4.76% (SOFR Compound
Index+1.08%), 01/26/27 400 397,701
Prologis LP
1.25%, 10/15/30 † 275 222,398
1.75%, 02/01/31 200 164,757
Public Service Co. of
Colorado
3.20%, 03/01/50 250 175,715
3.70%, 06/15/28 200 193,666
4.10%, 06/15/48 110 89,294
Public Service Co. of
Oklahoma
2.20%, 08/15/31 200 165,484
3.15%, 08/15/51 150 102,943
Public Service Electric and
Gas Co.
3.10%, 03/15/32 250 222,387
4.65%, 03/15/33 200 198,646
San Diego Gas & Electric Co.
4.95%, 08/15/28 200 203,100
SCE Recovery Funding LLC
5.11%, 12/15/47 200 196,291
Seattle Children's Hospital
2.72%, 10/01/50 150 97,358
SK Battery America, Inc.
Reg S
2.12%, 01/26/26 200 185,396
SLG Office Trust 2021-OVA
144A
2.59%, 07/15/41 600 504,811
Sonoco Products Co.
2.85%, 02/01/32 † 400 343,312
Southern Power Co.
4.15%, 12/01/25 350 345,627
Par
(000’s) Value
United States (continued)
Southwestern Public Service
Co.
3.15%, 05/01/50 $ 250 $ 169,352
Sunnova Energy Corp. 144A
5.88%, 09/01/26 200 166,284
Tennessee Valley Authority
1.50%, 09/15/31 200 168,189
Toyota Auto Receivables
Owner
0.26%, 11/17/25 75 73,063
UDR, Inc.
1.90%, 03/15/33 175 133,963
Union Electric Co.
2.62%, 03/15/51 275 174,078
Vena Energy Capital Pte Ltd.
Reg S
3.13%, 02/26/25 200 194,325
Verizon Communications,
Inc.
1.50%, 09/18/30 300 246,396
2.85%, 09/03/41 850 622,297
3.88%, 03/01/52 550 439,959
Vornado Realty LP
3.40%, 06/01/31 150 118,354
Welltower OP LLC
2.70%, 02/15/27 250 236,029
3.85%, 06/15/32 100 91,740
Wisconsin Electric Power Co.
4.75%, 09/30/32 † 250 251,632
Wisconsin Power and Light
Co.
1.95%, 09/16/31 200 161,912
ZF North America Capital,
Inc. 144A
6.88%, 04/14/28 200 206,175
7.12%, 04/14/30 200 211,154
31,880,373
Total Corporate Bonds
(Cost: $84,255,401) 78,286,972
GOVERNMENT OBLIGATIONS : 10.4%
Cayman Islands : 2.7%
Gaci First Investment Co.
Reg S
4.75%, 02/14/30 200 196,754
4.88%, 02/14/35 300 285,762
5.00%, 10/13/27 600 600,597
5.12%, 02/14/53 250 213,562
5.25%, 10/13/32 850 859,884
5.38%, 10/13/22 300 254,143
2,410,702
Chile : 1.0%
Chile Government
International Bond
2.55%, 01/27/32 350 300,661
3.50%, 01/25/50 850 630,336
930,997

VANECK GREEN BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
China : 0.3%
New Development Bank
Reg S
5.12%, 04/26/26 $ 300 $ 301,171
Underline
Egypt : 0.1%
Egypt Government
International Bond 144A
5.25%, 10/06/25 50 44,090
Underline
Hong Kong : 3.0%
Hong Kong Government
International Bond 144A
0.62%, 02/02/26 200 185,638
1.38%, 02/02/31 400 331,592
2.38%, 02/02/51 200 129,763
4.00%, 06/07/28 200 199,317
4.00%, 06/07/33 700 689,507
4.50%, 01/11/28 450 456,619
4.62%, 01/11/33 300 309,800
Hong Kong Government
International Bond Reg S
1.75%, 11/24/31 400 337,124
2,639,360
Israel : 0.6%
Israel Government
International Bond
4.50%, 01/17/33 600 561,564
Underline
Saudi Arabia : 0.3%
Arab Petroleum Investments
Corp. 144A
1.48%, 10/06/26 300 273,845
Underline
South Korea : 0.2%
Export-Import Bank of Korea
5.12%, 01/11/33 200 206,093
Underline
Supranational : 1.0%
Asian Development Bank
1.75%, 08/14/26 275 259,371
2.12%, 03/19/25 150 145,812
2.38%, 08/10/27 150 142,002
3.12%, 09/26/28 100 96,292
Central American Bank for
Economic Integration
Reg S
6.49% (Term SOFR USD 3
Month+1.11%), 11/15/24 200 200,216
843,693
United States : 1.2%
Aligned Data Centers Issuer
LLC 144A
Par
(000’s) Value
United States (continued)
1.94%, 08/15/46 $ 388 $ 351,389
Fannie Mae-Aces
3.55%, 09/25/28 491 475,949
3.74%, 09/25/30 89 85,675
SCE Recovery Funding LLC
Par
(000’s) Value
United States (continued)
4.70%, 06/15/40 $ 145 $ 142,789
1,055,802
Total Government Obligations
(Cost: $9,868,374) 9,267,317
MUNICIPAL BONDS : 0.6%
United States : 0.6%
Commonwealth of
Massachusetts (GO)
3.28%, 06/01/46 150 121,716
District of Columbia Water &
Sewer Authority (RB)
4.81%, 10/01/14 170 165,517
Metropolitan Transportation
Authority (RB)
5.17%, 11/15/49 200 193,733
Underline
Total Municipal Bonds
(Cost: $623,749) 480,966
Number
of Shares
PREFERRED SECURITIES : 0.1%
(Cost: $173,320)
Canada : 0.1%
Brookfield Finance, Inc.
(USD) 4.62%, 10/16/80 † 7,000 123,270
Underline
Total Investments Before Collateral for
Securities Loaned: 98.9%
(Cost: $94,920,844) 88,158,525
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
1.7%
Money Market Fund: 1.7%
(Cost: $1,524,547)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 1,524,547 1,524,547
Total Investments: 100.6%
(Cost: $96,445,391) 89,683,072
Liabilities in excess of other assets: (0.6)% (502,428)
NET ASSETS: 100.0% $ 89,180,644

FootnoteRuleAboveBlank
Footnotes:
Definitions:
GO General Obligation
LIBOR London Interbank Offered Rate
RB Revenue Bond
SOFR Secured Overnight Financing Rate
USD United States Dollar
† Security fully or partially on loan. Total market value of securities on loan is $3,489,467.
Reg S Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $27,186,995, or 30.5% of net assets.
Summary of Investments by Sector
Excluding Collateral for Securities Loaned
% of
Investments Value
Financials 35.4% $ 31,185,060
Utilities 21.6 19,074,130
Government 11.3 9,966,648
Real Estate 7.4 6,488,994
Consumer Cyclicals 4.9 4,352,000
Technology 4.7 4,161,039
Mortgage Securities 4.7 4,115,664
Basic Materials 4.1 3,595,833
Industrials 2.5 2,203,463
Consumer Non-Cyclicals 1.2 1,060,674
Energy 1.1 985,823
Healthcare 0.9 783,179
Academic & Educational Services 0.2 186,018
100.0% $ 88,158,525